Financial Risk Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Description of methods and assumptions used in preparing sensitivity analysis	Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. Dollar and Euro (€) exchange rates used in the probable scenario.
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
25% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	25.00%
Percentage of decrease in actuarial assumption	(25.00%)
50% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	50.00%
Percentage of decrease in actuarial assumption	(50.00%)